Business Combinations - Summary of Identifiable Assets Acquired And Liabilities (Detail) - Arrival L T U A B [Member] € in Thousands	Jul. 14, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 914
Intangible assets	4
Trade and other receivables	89
Cash and cash equivalent	59
Lease liabilities	(153)
Deferred tax	(56)
Trade and other payables	(880)
Total	€ (23)